Segmental Analyses - Disclosure of Additional Information by Product Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Products And Services [Line Items]
Revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		50	180	258
Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		25,683	25,760
Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		144	(1,448)
Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		25,827	24,312	19,306
Vapour
Disclosure Of Products And Services [Line Items]
Revenue		401	318	168
Vapour | Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		392	325
Vapour | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		9	(7)
Vapour | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		401	318	168
THP
Disclosure Of Products And Services [Line Items]
Revenue		728	565	202
THP | Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		693	576
THP | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		35	(11)
THP | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		728	565	202
Modern Oral
Disclosure Of Products And Services [Line Items]
Revenue		126	34	15
Modern Oral | Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		129	36
Modern Oral | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(3)	(2)
Modern Oral | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		126	34	15
Combustibles
Disclosure Of Products And Services [Line Items]
Revenue		23,001	22,072	18,171
Combustibles | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		50	180	258
Combustibles | Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		22,892	23,251
Combustibles | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		59	(1,359)
Combustibles | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		22,951	21,892	17,913
New Categories
Disclosure Of Products And Services [Line Items]
Revenue		1,255	917	385
New Categories | Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,214	937
New Categories | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		41	(20)
New Categories | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,255	917	385
Traditional Oral
Disclosure Of Products And Services [Line Items]
Revenue		1,081	941	415
Traditional Oral | Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,036	975
Traditional Oral | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		45	(34)
Traditional Oral | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		1,081	941	415
Other
Disclosure Of Products And Services [Line Items]
Revenue		540	562	593
Other | Constant Rates
Disclosure Of Products And Services [Line Items]
Revenue		541	597
Other | Translation Exchange
Disclosure Of Products And Services [Line Items]
Revenue		(1)	(35)
Other | Current Rates
Disclosure Of Products And Services [Line Items]
Revenue		£ 540	£ 562	£ 593

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.